Government grants	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
Government grants
19. Government grants
The Company received grant allocations under the Alberta Site Rehabilitation Program beginning in 2020. These awards have allowed the Company to expand our abandonment activities for wells, pipelines, facilities, and related site reclamation and thus reduce our decommissioning liability. The Company utilized $15.7 million of net grants during 2022 (2021 – $11.0 million).